CERTIFICATION OF
                  STRONG OPPORTUNITY FUND, INC.


STRONG OPPORTUNITY FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Registrant's Prospectus and Statement of Additional Information each dated May 1, 1997 filed by the Registrant pursuant to Post-Effective Amendment No. 15 (File No. 33-1932; 811-3793), which was filed with the Securities and Exchange Commission on April 25, 1997 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Registrant's  Prospectus  and  Statement   of
Additional  Information that would have  been  filed  under  Rule
497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                              STRONG OPPORTUNITY FUND, INC.

                              /s/ John S. Weitzer
                              ---------------------------
                              By:  John S. Weitzer
                              Title:  Vice President



Dated:  May 1, 1997